Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Related Party Transactions and Balances with Major Related Parties
a)	The table below sets forth the major related parties and their relationships with the Group:

Name of related parties	Relationship with the Group
Baidu and its subsidiaries (“Baidu Group”) Others	Controlling shareholder of the Company Equity investees (Note 4)
b)	The Group had the following related party transactions with the major related parties:

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Membership services
Membership services revenue earned from memberships sold to Baidu Group	20,886	19,799	—	—
Membership services revenue earned from memberships sold by Others	6,361	5,772	3,766	591
Online advertising revenues
Advertising services provided to Baidu Group	67,452	113,934	122,919	19,289
Advertising services provided to Others	9,674	92,690	174,001	27,305
Content distribution revenues
Content licensed to Others (iii)	443,503	176,227	297,304	46,653
Other revenues
Other services provided to Baidu Group	12,343	15,430	14,496	2,275
Others	36,534	38,634	45,189	7,091
Interest income
Loans due from Others	4,856	1,247	—	—
	601,609	463,733	657,675	103,204
Cost of revenues
License fees to Baidu Group	23,064	13,691	13,894	2,180
Bandwidth fees to Baidu Group	976,523	1,007,461	918,758	144,173
Traffic acquisition and other services provided by Baidu Group (i)	479,497	—	—	—
Others (ii)	86,766	90,577	306,392	48,080
Selling, general and administrative
Advertising services provided by Baidu Group	1,825	2,466	13,354	2,096
Others	3,756	2,579	10,989	1,724
Research and development
Cloud services provided by Baidu Group	19,486	7,412	—	—
	1,590,917	1,124,186	1,263,387	198,253

(i)

On April 12, 2018, the Company issued to Baidu an aggregate of 36,860,691 Class B ordinary shares pursuant to a share purchase agreement with Baidu entered into in February 2018, in exchange for Baidu providing traffic acquisition and other services in relation with ticket booking service, which was recorded as intangible assets.

(ii)

The transactions mainly represent revenue sharing arrangements with various equity investees. The Group entered into a significant revenue sharing arrangement in 2018 and 2021 to become the exclusive sales agent for an equity investee and provided a minimum guarantee of RMB100,000 and RMB100,000 (US$15,692) of annual sales for a given period, respectively. RMB67,358, nil and RMB125,052 (US$19,623) were recognized as cost of revenues for the years ended December 31, 2019, 2020 and 2021, respectively.

(iii)	The transactions mainly represent revenues derived from content distributed to Investee A and Investee B.

For the years ended December 31, 2019, 2020 and 2021, the Group purchased content from equity investees in an amount of RMB909,450, RMB1,455,933 and RMB2,358,680 (US$370,128), respectively.

c)	The Group had the following related party balances with the major related parties:

Except for the non-trade balances disclosed below, amounts due from/due to related parties as of December 31, 2020 and 2021 relate to transactions arising from the ordinary and usual course of business of the Group and were trade in nature.

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Amounts due from related parties, current:
Due from Baidu Group (i)	38,346	34,894	5,476
Due from Others (ii)	57,765	120,618	18,927
	96,111	155,512	24,403
Amounts due from related parties, non-current:
Due from Others (iii)	39,400	81,000	12,711
	39,400	81,000	12,711

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Amounts due to related parties, current:
Loans due to Baidu Group (iv)	50,000	50,000	7,846
Due to Baidu Group (v)	1,035,659	1,402,493	220,082
Deferred revenue in relation to services to be provided to an equity investee (vi)	164,810	211,802	33,236
Due to Others (vii)	528,314	969,794	152,182
	1,778,783	2,634,089	413,346
Amounts due to related parties, non-current:
Loans due to Baidu Group (iv)	650,000	650,000	101,999
Due to Baidu Group (v)	2,138	2,989	469
Deferred revenue in relation to services to be provided to an equity investee (vi)	325,227	127,591	20,022
Due to Others	42	35	6
	977,407	780,615	122,496

(i)	The balance mainly represents amounts due from Baidu Group for advertising, membership and other services.
(ii)	The balance mainly represents amounts due from or advances made to equity investees for content distribution services and other services.
(iii)	The balance represents prepayments for licensed copyrights to be received from the Group’s equity investees.
(iv)

The total outstanding balance represents a non-trade interest-free loan of RMB50,000, which is due on demand and a non-trade interest-free loan of RMB650,000 provided by Baidu in January 2018 that will mature in January 2023.

(v)	The balance mainly represents amounts owed to Baidu for bandwidth and cloud services provided to the Group.
(vi)	The balance represents deferred revenue in relation to content distribution, licenses of intellectual property and traffic support services to be provided to investee A.
(vii)	The balance mainly represents amounts owed to the Group’s equity investees for licensed copyrights and advances made for online advertising services.